SGI Enhanced Nasdaq-100 ETF
Schedule of Investments
May 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 2.4%	Shares		Value
Invesco QQQ Trust Series 1	3,000		$ 2,214,930
TOTAL EXCHANGE TRADED FUNDS (Cost $2,007,697)			2,214,930

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 52.9%	Par		Value
3.51%, 01/21/2027 (a)	50,000,000		48,839,750
TOTAL U.S. TREASURY BILLS (Cost $48,894,838)			48,839,750

MONEY MARKET FUNDS - 0.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (b)	502,147		502,147
TOTAL MONEY MARKET FUNDS (Cost $502,147)			502,147

TOTAL INVESTMENTS - 55.8% (Cost $51,404,682)			51,556,827
Other Assets in Excess of Liabilities - 44.2%		0.44184	40,812,036
TOTAL NET ASSETS - 100.0%			$ 92,368,863

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of May 31, 2026.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

SGI Enhanced Nasdaq-100 ETF
Schedule of Written Options
May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Put Options - (0.0)% (a)
S&P 500 Index (b)(c)
Expiration: 06/01/2026; Exercise Price: $7,080.00	$ (6,064,048)	(8)	$ (120)
Expiration: 06/01/2026; Exercise Price: $7,155.00	(6,064,048)	(8)	(120)
TOTAL WRITTEN OPTIONS (Premiums received $345)			$ (240)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

SGI Enhanced Nasdaq-100 ETF
Schedule of Futures Contracts
May 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Micro E-Mini Nasdaq 100 Future June 2026	4	06/18/2026	$ 243,242	$ 11,348
Nasdaq 100 Index	148	06/18/2026	89,999,540	15,625,028
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ 15,636,376

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

SGI Enhanced Nasdaq-100 ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$ 2,214,930	$ –	$ –	$ 2,214,930
U.S. Treasury Bills	–	48,839,750	–	48,839,750
Money Market Funds	502,147	–	–	502,147
Total Investments	$ 2,717,077	$ 48,839,750	$ –	$ 51,556,827

Other Financial Instruments:
Futures Contracts *	$ 15,636,376	$ –	$ –	$ 15,636,376
Total Other Financial Instruments	$ 15,636,376	$ –	$ –	$ 15,636,376

Liabilities:
Investments:
Written Options	$ (240)	$ –	$ –	$ (240)
Total Investments	$ (240)	$ –	$ –	$ (240)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.